Schedule III - Real Estate Investments (Schedule of Real Estate Investments) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	[1]	$ 158,061
Initial Costs - Land		239,503
Initial Costs - Building and Improvements		805,074
Net Improvements (Retirements) Since Acquisition		23,043
Gross Amount - Land		239,503
Gross Amount - Building and Improvements		828,117
Total Amount on Land and Building Improvements		1,067,620 [2]	$ 337,712	$ 23,159	$ 68,690
Accumulated Depreciation		$ (27,598)	$ (4,247)	$ (50)	$ (2,983)
Average Depreciable Life	[3]
Greenwood [Member] | Industrial Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		IN
Acquisition Date		Nov. 20, 2012
Encumbrances	[1]	$ 7,777
Initial Costs - Land		1,200
Initial Costs - Building and Improvements		12,002
Gross Amount - Land		1,200
Gross Amount - Building and Improvements		12,002
Total Amount on Land and Building Improvements	[2]	13,202
Accumulated Depreciation		$ (726)
Average Depreciable Life	[3]
Greenfield [Member] | Industrial Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		IN
Acquisition Date		Nov. 20, 2012
Encumbrances	[1]	$ 6,286
Initial Costs - Land		600
Initial Costs - Building and Improvements		9,357
Gross Amount - Land		600
Gross Amount - Building and Improvements		9,357
Total Amount on Land and Building Improvements	[2]	9,957
Accumulated Depreciation		$ (536)
Average Depreciable Life	[3]
Olive Branch [Member] | Industrial Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		MS
Acquisition Date		Mar. 11, 2013
Initial Costs - Land		$ 2,250
Initial Costs - Building and Improvements		18,891
Net Improvements (Retirements) Since Acquisition		35
Gross Amount - Land		2,250
Gross Amount - Building and Improvements		18,926
Total Amount on Land and Building Improvements	[2]	21,176
Accumulated Depreciation		$ (933)
Average Depreciable Life	[3]
Garland [Member] | Industrial Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		TX
Acquisition Date		Mar. 19, 2013
Initial Costs - Land		$ 2,200
Initial Costs - Building and Improvements		6,081
Net Improvements (Retirements) Since Acquisition		1,109
Gross Amount - Land		2,200
Gross Amount - Building and Improvements		7,190
Total Amount on Land and Building Improvements	[2]	9,390
Accumulated Depreciation		$ (654)
Average Depreciable Life	[3]
East Brunswick [Member] | Industrial Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		NJ
Acquisition Date		Mar. 28, 2013
Initial Costs - Land		$ 5,700
Initial Costs - Building and Improvements		4,626
Net Improvements (Retirements) Since Acquisition		63
Gross Amount - Land		5,700
Gross Amount - Building and Improvements		4,689
Total Amount on Land and Building Improvements	[2]	10,389
Accumulated Depreciation		$ (368)
Average Depreciable Life	[3]
Atlanta [Member] | Industrial Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		GA
Acquisition Date		May 06, 2013
Initial Costs - Land		$ 1,700
Initial Costs - Building and Improvements		4,949
Net Improvements (Retirements) Since Acquisition		735
Gross Amount - Land		1,700
Gross Amount - Building and Improvements		5,684
Total Amount on Land and Building Improvements	[2]	7,384
Accumulated Depreciation		$ (976)
Average Depreciable Life	[3]
Bellmawr [Member] | Industrial Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		NJ
Acquisition Date		May 30, 2013
Initial Costs - Land		$ 540
Initial Costs - Building and Improvements		2,992
Gross Amount - Land		540
Gross Amount - Building and Improvements		2,992
Total Amount on Land and Building Improvements	[2]	3,532
Accumulated Depreciation		$ (179)
Average Depreciable Life	[3]
Hialeah Gardens [Member] | Industrial Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		FL
Acquisition Date		May 30, 2013
Initial Costs - Land		$ 4,839
Initial Costs - Building and Improvements		1,437
Net Improvements (Retirements) Since Acquisition		19,914
Gross Amount - Land		4,839
Gross Amount - Building and Improvements		21,351
Total Amount on Land and Building Improvements	[2]	26,190
Accumulated Depreciation		$ (267)
Average Depreciable Life	[3]
Deer Park [Member] | Industrial Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		NY
Acquisition Date		Jun. 18, 2013
Initial Costs - Land		$ 1,596
Initial Costs - Building and Improvements		1,926
Gross Amount - Land		1,596
Gross Amount - Building and Improvements		1,926
Total Amount on Land and Building Improvements	[2]	3,522
Accumulated Depreciation		$ (219)
Average Depreciable Life	[3]
Elkridge [Member] | Industrial Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		MD
Acquisition Date		Jun. 19, 2013
Initial Costs - Land		$ 2,589
Initial Costs - Building and Improvements		3,034
Gross Amount - Land		2,589
Gross Amount - Building and Improvements		3,034
Total Amount on Land and Building Improvements	[2]	5,623
Accumulated Depreciation		$ (303)
Average Depreciable Life	[3]
Orlando [Member] | Industrial Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		FL
Acquisition Date		Jun. 26, 2013
Initial Costs - Land		$ 1,644
Initial Costs - Building and Improvements		2,904
Gross Amount - Land		1,644
Gross Amount - Building and Improvements		2,904
Total Amount on Land and Building Improvements	[2]	4,548
Accumulated Depreciation		$ (325)
Average Depreciable Life	[3]
Houston [Member] | Industrial Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		TX
Acquisition Date		Jun. 26, 2013
Initial Costs - Land		$ 3,251
Initial Costs - Building and Improvements		2,650
Net Improvements (Retirements) Since Acquisition		134
Gross Amount - Land		3,251
Gross Amount - Building and Improvements		2,784
Total Amount on Land and Building Improvements	[2]	6,035
Accumulated Depreciation		$ (541)
Average Depreciable Life	[3]
Logan [Member] | Industrial Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		NJ
Acquisition Date		Jun. 28, 2013
Initial Costs - Land		$ 1,070
Initial Costs - Building and Improvements		9,603
Gross Amount - Land		1,070
Gross Amount - Building and Improvements		9,603
Total Amount on Land and Building Improvements	[2]	10,673
Accumulated Depreciation		$ (423)
Average Depreciable Life	[3]
Atlanta One [Member] | Industrial Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		GA
Acquisition Date		Aug. 22, 2013
Initial Costs - Land		$ 224
Initial Costs - Building and Improvements		3,150
Gross Amount - Land		224
Gross Amount - Building and Improvements		3,150
Total Amount on Land and Building Improvements	[2]	3,374
Accumulated Depreciation		$ (342)
Average Depreciable Life	[3]
Manassas [Member] | Industrial Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		VA
Acquisition Date		Sep. 05, 2013
Initial Costs - Land		$ 890
Initial Costs - Building and Improvements		2,796
Gross Amount - Land		890
Gross Amount - Building and Improvements		2,796
Total Amount on Land and Building Improvements	[2]	3,686
Accumulated Depreciation		$ (123)
Average Depreciable Life	[3]
Manassas One [Member] | Industrial Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		VA
Acquisition Date		Sep. 05, 2013
Initial Costs - Land		$ 546
Initial Costs - Building and Improvements		3,401
Gross Amount - Land		546
Gross Amount - Building and Improvements		3,401
Total Amount on Land and Building Improvements	[2]	3,947
Accumulated Depreciation		$ (147)
Average Depreciable Life	[3]
Yuma [Member] | Industrial Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		AZ
Acquisition Date		Oct. 01, 2013
Encumbrances	[1]	$ 12,428
Initial Costs - Land		1,897
Initial Costs - Building and Improvements		16,275
Net Improvements (Retirements) Since Acquisition		18
Gross Amount - Land		1,897
Gross Amount - Building and Improvements		16,293
Total Amount on Land and Building Improvements	[2]	18,190
Accumulated Depreciation		$ (781)
Average Depreciable Life	[3]
Austin [Member] | Industrial Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		TX
Acquisition Date		Oct. 22, 2013
Initial Costs - Land		$ 1,017
Initial Costs - Building and Improvements		6,527
Gross Amount - Land		1,017
Gross Amount - Building and Improvements		6,527
Total Amount on Land and Building Improvements	[2]	7,544
Accumulated Depreciation		$ (289)
Average Depreciable Life	[3]
Galesburg [Member] | Industrial Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		IL
Acquisition Date		Nov. 15, 2013
Initial Costs - Land		$ 300
Initial Costs - Building and Improvements		903
Gross Amount - Land		300
Gross Amount - Building and Improvements		903
Total Amount on Land and Building Improvements	[2]	1,203
Accumulated Depreciation		$ (46)
Average Depreciable Life	[3]
Peru [Member] | Industrial Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		IL
Acquisition Date		Nov. 15, 2013
Initial Costs - Land		$ 869
Initial Costs - Building and Improvements		4,438
Gross Amount - Land		869
Gross Amount - Building and Improvements		4,438
Total Amount on Land and Building Improvements	[2]	5,307
Accumulated Depreciation		$ (182)
Average Depreciable Life	[3]
Indianapolis [Member] | Industrial Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		IN
Acquisition Date		Nov. 15, 2013
Encumbrances	[1]	$ 21,962
Initial Costs - Land		2,168
Initial Costs - Building and Improvements		27,485
Net Improvements (Retirements) Since Acquisition		(37)
Gross Amount - Land		2,168
Gross Amount - Building and Improvements		27,448
Total Amount on Land and Building Improvements	[2]	29,616
Accumulated Depreciation		$ (1,057)
Average Depreciable Life	[3]
Waco [Member] | Industrial Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		TX
Acquisition Date		Nov. 21, 2013
Encumbrances	[1]	$ 15,782
Initial Costs - Land		1,615
Initial Costs - Building and Improvements		17,940
Gross Amount - Land		1,615
Gross Amount - Building and Improvements		17,940
Total Amount on Land and Building Improvements	[2]	19,555
Accumulated Depreciation		$ (589)
Average Depreciable Life	[3]
Upper Macungie [Member] | Industrial Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		PA
Acquisition Date		Dec. 23, 2013
Encumbrances	[1]	$ 23,793
Initial Costs - Land		4,767
Initial Costs - Building and Improvements		25,468
Gross Amount - Land		4,767
Gross Amount - Building and Improvements		25,468
Total Amount on Land and Building Improvements	[2]	30,235
Accumulated Depreciation		$ (1,154)
Average Depreciable Life	[3]
Vernon [Member] | Industrial Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		CA
Acquisition Date		Dec. 30, 2013
Initial Costs - Land		$ 3,317
Initial Costs - Building and Improvements		4,837
Gross Amount - Land		3,317
Gross Amount - Building and Improvements		4,837
Total Amount on Land and Building Improvements	[2]	8,154
Accumulated Depreciation		$ (158)
Average Depreciable Life	[3]
Vernon One [Member] | Industrial Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		CA
Acquisition Date		Dec. 30, 2013
Initial Costs - Land		$ 2,083
Initial Costs - Building and Improvements		4,583
Gross Amount - Land		2,083
Gross Amount - Building and Improvements		4,583
Total Amount on Land and Building Improvements	[2]	6,666
Accumulated Depreciation		$ (173)
Average Depreciable Life	[3]
Des Plains [Member] | Industrial Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		IL
Acquisition Date		Feb. 18, 2014
Encumbrances	[1]	$ 2,608
Initial Costs - Land		1,110
Initial Costs - Building and Improvements		3,905
Gross Amount - Land		1,110
Gross Amount - Building and Improvements		3,905
Total Amount on Land and Building Improvements	[2]	5,015
Accumulated Depreciation		$ (173)
Average Depreciable Life	[3]
Elgin [Member] | Industrial Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		IL
Acquisition Date		Apr. 23, 2014
Initial Costs - Land		$ 1,570
Initial Costs - Building and Improvements		4,501
Gross Amount - Land		1,570
Gross Amount - Building and Improvements		4,501
Total Amount on Land and Building Improvements	[2]	6,071
Accumulated Depreciation		$ (96)
Average Depreciable Life	[3]
Harrisburgh [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		PA
Acquisition Date		May 01, 2014
Initial Costs - Land		$ 1,825
Initial Costs - Building and Improvements		5,516
Gross Amount - Land		1,825
Gross Amount - Building and Improvements		5,516
Total Amount on Land and Building Improvements	[2]	7,341
Accumulated Depreciation		$ (205)
Average Depreciable Life	[3]
ElK Grove Village [Member] | Industrial Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		IL
Acquisition Date		May 20, 2014
Initial Costs - Land		$ 5,600
Initial Costs - Building and Improvements		12,403
Gross Amount - Land		5,600
Gross Amount - Building and Improvements		12,403
Total Amount on Land and Building Improvements	[2]	18,003
Accumulated Depreciation		$ (267)
Average Depreciable Life	[3]
Tampa [Member] | Industrial Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		FL
Acquisition Date		May 29, 2014
Initial Costs - Land		$ 1,830
Initial Costs - Building and Improvements		6,159
Gross Amount - Land		1,830
Gross Amount - Building and Improvements		6,159
Total Amount on Land and Building Improvements	[2]	7,989
Accumulated Depreciation		$ (148)
Average Depreciable Life	[3]
Ames [Member] | Industrial Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		IA
Acquisition Date		Jul. 31, 2014
Encumbrances	[1]	$ 17,342
Initial Costs - Land		2,600
Initial Costs - Building and Improvements		19,900
Gross Amount - Land		2,600
Gross Amount - Building and Improvements		19,900
Total Amount on Land and Building Improvements	[2]	22,500
Accumulated Depreciation		$ (243)
Average Depreciable Life	[3]
Buford [Member] | Industrial Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		GA
Acquisition Date		Jul. 31, 2014
Encumbrances	[1]	$ 16,354
Initial Costs - Land		3,520
Initial Costs - Building and Improvements		18,168
Gross Amount - Land		3,520
Gross Amount - Building and Improvements		18,168
Total Amount on Land and Building Improvements	[2]	21,688
Accumulated Depreciation		$ (223)
Average Depreciable Life	[3]
Wilson [Member] | Industrial Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		NC
Acquisition Date		Jul. 31, 2014
Encumbrances	[1]	$ 8,827
Initial Costs - Land		540
Initial Costs - Building and Improvements		13,401
Net Improvements (Retirements) Since Acquisition		48
Gross Amount - Land		540
Gross Amount - Building and Improvements		13,449
Total Amount on Land and Building Improvements	[2]	13,989
Accumulated Depreciation		$ (146)
Average Depreciable Life	[3]
Arlington Heights [Member] | Industrial Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		IL
Acquisition Date		Aug. 19, 2014
Initial Costs - Land		$ 1,960
Initial Costs - Building and Improvements		14,505
Gross Amount - Land		1,960
Gross Amount - Building and Improvements		14,505
Total Amount on Land and Building Improvements	[2]	16,465
Accumulated Depreciation		$ (165)
Average Depreciable Life	[3]
Bloomingdale [Member] | Industrial Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		IL
Acquisition Date		Sep. 19, 2014
Initial Costs - Land		$ 1,020
Initial Costs - Building and Improvements		5,061
Gross Amount - Land		1,020
Gross Amount - Building and Improvements		5,061
Total Amount on Land and Building Improvements	[2]	6,081
Accumulated Depreciation		$ (35)
Average Depreciable Life	[3]
Kenosha [Member] | Industrial Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		WI
Acquisition Date		Sep. 24, 2014
Initial Costs - Land		$ 1,710
Initial Costs - Building and Improvements		7,500
Gross Amount - Land		1,710
Gross Amount - Building and Improvements		7,500
Total Amount on Land and Building Improvements	[2]	9,210
Accumulated Depreciation		$ (64)
Average Depreciable Life	[3]
Worcester [Member] | Industrial Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		MA
Acquisition Date		Sep. 24, 2014
Initial Costs - Land		$ 1,430
Initial Costs - Building and Improvements		17,789
Gross Amount - Land		1,430
Gross Amount - Building and Improvements		17,789
Total Amount on Land and Building Improvements	[2]	19,219
Accumulated Depreciation		$ (113)
Average Depreciable Life	[3]
Miami [Member] | Industrial Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		FL
Acquisition Date		Oct. 24, 2014
Initial Costs - Land		$ 3,980
Initial Costs - Building and Improvements		6,376
Gross Amount - Land		3,980
Gross Amount - Building and Improvements		6,376
Total Amount on Land and Building Improvements	[2]	10,356
Accumulated Depreciation		$ (44)
Average Depreciable Life	[3]
Morrow [Member] | Industrial Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		GA
Acquisition Date		Nov. 25, 2014
Initial Costs - Land		$ 760
Initial Costs - Building and Improvements		5,401
Gross Amount - Land		760
Gross Amount - Building and Improvements		5,401
Total Amount on Land and Building Improvements	[2]	6,161
Accumulated Depreciation		$ (16)
Average Depreciable Life	[3]
Puyallup [Member] | Industrial Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		WA
Acquisition Date		Dec. 02, 2014
Initial Costs - Land		$ 2,740
Initial Costs - Building and Improvements		6,399
Gross Amount - Land		2,740
Gross Amount - Building and Improvements		6,399
Total Amount on Land and Building Improvements	[2]	9,139
Accumulated Depreciation		$ (16)
Average Depreciable Life	[3]
Rolling Meadows [Member] | Industrial Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		IL
Acquisition Date		Dec. 04, 2014
Initial Costs - Land		$ 3,240
Initial Costs - Building and Improvements		6,705
Gross Amount - Land		3,240
Gross Amount - Building and Improvements		6,705
Total Amount on Land and Building Improvements	[2]	9,945
Accumulated Depreciation		$ (16)
Average Depreciable Life	[3]
Lewisville [Member] | Industrial Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		TX
Acquisition Date		Dec. 04, 2014
Initial Costs - Land		$ 1,530
Initial Costs - Building and Improvements		4,971
Gross Amount - Land		1,530
Gross Amount - Building and Improvements		4,971
Total Amount on Land and Building Improvements	[2]	6,501
Accumulated Depreciation		$ (17)
Average Depreciable Life	[3]
Groveport [Member] | Industrial Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		OH
Acquisition Date		Dec. 04, 2014
Initial Costs - Land		$ 940
Initial Costs - Building and Improvements		5,616
Gross Amount - Land		940
Gross Amount - Building and Improvements		5,616
Total Amount on Land and Building Improvements	[2]	6,556
Accumulated Depreciation		$ (20)
Average Depreciable Life	[3]
Midway [Member] | Industrial Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		GA
Acquisition Date		Dec. 08, 2014
Initial Costs - Land		$ 2,520
Initial Costs - Building and Improvements		14,533
Gross Amount - Land		2,520
Gross Amount - Building and Improvements		14,533
Total Amount on Land and Building Improvements	[2]	17,053
Accumulated Depreciation		$ (40)
Average Depreciable Life	[3]
Buffalo Grove [Member] | Industrial Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		IL
Acquisition Date		Dec. 18, 2014
Initial Costs - Land		$ 1,110
Initial Costs - Building and Improvements		2,724
Gross Amount - Land		1,110
Gross Amount - Building and Improvements		2,724
Total Amount on Land and Building Improvements	[2]	$ 3,834
Average Depreciable Life	[3]
Burr Ridge [Member] | Industrial Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		IL
Acquisition Date		Dec. 18, 2014
Initial Costs - Land		$ 1,260
Initial Costs - Building and Improvements		2,423
Gross Amount - Land		1,260
Gross Amount - Building and Improvements		2,423
Total Amount on Land and Building Improvements	[2]	$ 3,683
Average Depreciable Life	[3]
Hamlet [Member] | Industrial Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		NC
Acquisition Date		Dec. 19, 2014
Initial Costs - Land		$ 260
Initial Costs - Building and Improvements		10,382
Gross Amount - Land		260
Gross Amount - Building and Improvements		10,382
Total Amount on Land and Building Improvements	[2]	$ 10,642
Average Depreciable Life	[3]
Downers Grove [Member] | Industrial Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		IL
Acquisition Date		Dec. 23, 2014
Initial Costs - Land		$ 1,270
Initial Costs - Building and Improvements		8,585
Gross Amount - Land		1,270
Gross Amount - Building and Improvements		8,585
Total Amount on Land and Building Improvements	[2]	$ 9,855
Average Depreciable Life	[3]
Bolingbrook [Member] | Industrial Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		IL
Acquisition Date		Dec. 23, 2014
Initial Costs - Land		$ 2,240
Initial Costs - Building and Improvements		9,884
Gross Amount - Land		2,240
Gross Amount - Building and Improvements		9,884
Total Amount on Land and Building Improvements	[2]	$ 12,124
Average Depreciable Life	[3]
Emmaus [Member] | Office/Banking Centers [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		PA
Acquisition Date		Jun. 06, 2013
Initial Costs - Land		$ 407
Initial Costs - Building and Improvements		986
Gross Amount - Land		407
Gross Amount - Building and Improvements		986
Total Amount on Land and Building Improvements	[2]	1,393
Accumulated Depreciation		$ (83)
Average Depreciable Life	[3]
Calabash [Member] | Office/Banking Centers [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		SC
Acquisition Date		Jun. 06, 2013
Initial Costs - Land		$ 187
Initial Costs - Building and Improvements		290
Gross Amount - Land		187
Gross Amount - Building and Improvements		290
Total Amount on Land and Building Improvements	[2]	477
Accumulated Depreciation		$ (32)
Average Depreciable Life	[3]
Morristown [Member] | Office/Banking Centers [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		NJ
Acquisition Date		Aug. 01, 2013
Initial Costs - Land		$ 2,236
Initial Costs - Building and Improvements		3,841
Gross Amount - Land		2,236
Gross Amount - Building and Improvements		3,841
Total Amount on Land and Building Improvements	[2]	6,077
Accumulated Depreciation		$ (433)
Average Depreciable Life	[3]
St Louis [Member] | Office/Banking Centers [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		MO
Acquisition Date		May 15, 2014
Initial Costs - Land		$ 1,200
Initial Costs - Building and Improvements		295
Net Improvements (Retirements) Since Acquisition		55
Gross Amount - Land		1,200
Gross Amount - Building and Improvements		350
Total Amount on Land and Building Improvements	[2]	1,550
Accumulated Depreciation		$ (15)
Average Depreciable Life	[3]
Nashville [Member] | Office/Banking Centers [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		TN
Acquisition Date		May 20, 2014
Initial Costs - Land		$ 2,850
Initial Costs - Building and Improvements		8,913
Gross Amount - Land		2,850
Gross Amount - Building and Improvements		8,913
Total Amount on Land and Building Improvements	[2]	11,763
Accumulated Depreciation		$ (173)
Average Depreciable Life	[3]
Malvern [Member] | Office/Banking Centers [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		PA
Acquisition Date		Jun. 30, 2014
Initial Costs - Land		$ 2,100
Initial Costs - Building and Improvements		21,270
Gross Amount - Land		2,100
Gross Amount - Building and Improvements		21,270
Total Amount on Land and Building Improvements	[2]	23,370
Accumulated Depreciation		$ (430)
Average Depreciable Life	[3]
Parsippany [Member] | Office/Banking Centers [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		NJ
Acquisition Date		Sep. 30, 2014
Initial Costs - Land		$ 1,800
Initial Costs - Building and Improvements		2,154
Gross Amount - Land		1,800
Gross Amount - Building and Improvements		2,154
Total Amount on Land and Building Improvements	[2]	3,954
Accumulated Depreciation		$ (18)
Average Depreciable Life	[3]
Westlake Village [Member] | Office/Banking Centers [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		CA
Acquisition Date		Dec. 22, 2014
Initial Costs - Land		$ 17,300
Initial Costs - Building and Improvements		13,077
Gross Amount - Land		17,300
Gross Amount - Building and Improvements		13,077
Total Amount on Land and Building Improvements	[2]	$ 30,377
Average Depreciable Life	[3]
Phoenix [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		AZ
Acquisition Date		Jun. 09, 2014
Initial Costs - Building and Improvements		$ 10,556
Gross Amount - Building and Improvements		10,556
Total Amount on Land and Building Improvements	[2]	10,556
Accumulated Depreciation		$ (225)
Average Depreciable Life	[3]
Phoenix One [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		AZ
Acquisition Date		Jun. 09, 2014
Initial Costs - Building and Improvements		$ 27,106
Net Improvements (Retirements) Since Acquisition		95
Gross Amount - Building and Improvements		27,201
Total Amount on Land and Building Improvements	[2]	27,201
Accumulated Depreciation		$ (494)
Average Depreciable Life	[3]
Phoenix Two [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		AZ
Acquisition Date		Jun. 09, 2014
Initial Costs - Building and Improvements		$ 5,241
Gross Amount - Building and Improvements		5,241
Total Amount on Land and Building Improvements	[2]	5,241
Accumulated Depreciation		$ (132)
Average Depreciable Life	[3]
Phoenix Three [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		AZ
Acquisition Date		Jun. 09, 2014
Initial Costs - Building and Improvements		$ 10,983
Gross Amount - Building and Improvements		10,983
Total Amount on Land and Building Improvements	[2]	10,983
Accumulated Depreciation		$ (231)
Average Depreciable Life	[3]
Mesa [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		AZ
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 493
Initial Costs - Building and Improvements		2,499
Gross Amount - Land		493
Gross Amount - Building and Improvements		2,499
Total Amount on Land and Building Improvements	[2]	2,992
Accumulated Depreciation		$ (71)
Average Depreciable Life	[3]
Phoenix Four [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		AZ
Acquisition Date		Jun. 09, 2014
Initial Costs - Building and Improvements		$ 19,290
Gross Amount - Building and Improvements		19,290
Total Amount on Land and Building Improvements	[2]	19,290
Accumulated Depreciation		$ (359)
Average Depreciable Life	[3]
Long Beach [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		CA
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 685
Initial Costs - Building and Improvements		674
Gross Amount - Land		685
Gross Amount - Building and Improvements		674
Total Amount on Land and Building Improvements	[2]	1,359
Accumulated Depreciation		$ (43)
Average Depreciable Life	[3]
Fresno [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		CA
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 368
Initial Costs - Building and Improvements		1,628
Gross Amount - Land		368
Gross Amount - Building and Improvements		1,628
Total Amount on Land and Building Improvements	[2]	1,996
Accumulated Depreciation		$ (69)
Average Depreciable Life	[3]
Fresno One [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		CA
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 359
Initial Costs - Building and Improvements		2,260
Gross Amount - Land		359
Gross Amount - Building and Improvements		2,260
Total Amount on Land and Building Improvements	[2]	2,619
Accumulated Depreciation		$ (85)
Average Depreciable Life	[3]
Coronado [Member | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		CA
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 579
Initial Costs - Building and Improvements		2,431
Net Improvements (Retirements) Since Acquisition		115
Gross Amount - Land		579
Gross Amount - Building and Improvements		2,546
Total Amount on Land and Building Improvements	[2]	3,125
Accumulated Depreciation		$ (82)
Average Depreciable Life	[3]
Bakersfield [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		CA
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 456
Initial Costs - Building and Improvements		1,437
Gross Amount - Land		456
Gross Amount - Building and Improvements		1,437
Total Amount on Land and Building Improvements	[2]	1,893
Accumulated Depreciation		$ (77)
Average Depreciable Life	[3]
Compton [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		CA
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 625
Initial Costs - Building and Improvements		605
Gross Amount - Land		625
Gross Amount - Building and Improvements		605
Total Amount on Land and Building Improvements	[2]	1,230
Accumulated Depreciation		$ (32)
Average Depreciable Life	[3]
El Segundo [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		CA
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 1,233
Initial Costs - Building and Improvements		685
Gross Amount - Land		1,233
Gross Amount - Building and Improvements		685
Total Amount on Land and Building Improvements	[2]	1,918
Accumulated Depreciation		$ (51)
Average Depreciable Life	[3]
Escondido [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		CA
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 812
Initial Costs - Building and Improvements		3,138
Gross Amount - Land		812
Gross Amount - Building and Improvements		3,138
Total Amount on Land and Building Improvements	[2]	3,950
Accumulated Depreciation		$ (99)
Average Depreciable Life	[3]
Fresno Two [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		CA
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 492
Initial Costs - Building and Improvements		2,263
Gross Amount - Land		492
Gross Amount - Building and Improvements		2,263
Total Amount on Land and Building Improvements	[2]	2,755
Accumulated Depreciation		$ (109)
Average Depreciable Life	[3]
Gardena [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		CA
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 1,201
Initial Costs - Building and Improvements		1,003
Gross Amount - Land		1,201
Gross Amount - Building and Improvements		1,003
Total Amount on Land and Building Improvements	[2]	2,204
Accumulated Depreciation		$ (61)
Average Depreciable Life	[3]
Glendale [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		CA
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 1,548
Initial Costs - Building and Improvements		4,786
Gross Amount - Land		1,548
Gross Amount - Building and Improvements		4,786
Total Amount on Land and Building Improvements	[2]	6,334
Accumulated Depreciation		$ (241)
Average Depreciable Life	[3]
Ontario [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		CA
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 1,609
Initial Costs - Building and Improvements		6,342
Gross Amount - Land		1,609
Gross Amount - Building and Improvements		6,342
Total Amount on Land and Building Improvements	[2]	7,951
Accumulated Depreciation		$ (173)
Average Depreciable Life	[3]
Newport Beach [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		CA
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 1,481
Initial Costs - Building and Improvements		2,335
Gross Amount - Land		1,481
Gross Amount - Building and Improvements		2,335
Total Amount on Land and Building Improvements	[2]	3,816
Accumulated Depreciation		$ (108)
Average Depreciable Life	[3]
Los Angeles [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		CA
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 1,242
Initial Costs - Building and Improvements		883
Gross Amount - Land		1,242
Gross Amount - Building and Improvements		883
Total Amount on Land and Building Improvements	[2]	2,125
Accumulated Depreciation		$ (40)
Average Depreciable Life	[3]
Lynwood [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		CA
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 684
Initial Costs - Building and Improvements		806
Gross Amount - Land		684
Gross Amount - Building and Improvements		806
Total Amount on Land and Building Improvements	[2]	1,490
Accumulated Depreciation		$ (57)
Average Depreciable Life	[3]
North Hollywood [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		CA
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 1,793
Initial Costs - Building and Improvements		2,025
Gross Amount - Land		1,793
Gross Amount - Building and Improvements		2,025
Total Amount on Land and Building Improvements	[2]	3,818
Accumulated Depreciation		$ (108)
Average Depreciable Life	[3]
Sacramento [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		CA
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 838
Initial Costs - Building and Improvements		1,601
Gross Amount - Land		838
Gross Amount - Building and Improvements		1,601
Total Amount on Land and Building Improvements	[2]	2,439
Accumulated Depreciation		$ (91)
Average Depreciable Life	[3]
Sacramento Two [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		CA
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 498
Initial Costs - Building and Improvements		741
Gross Amount - Land		498
Gross Amount - Building and Improvements		741
Total Amount on Land and Building Improvements	[2]	1,239
Accumulated Depreciation		$ (48)
Average Depreciable Life	[3]
Los Angeles Two [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		CA
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 641
Initial Costs - Building and Improvements		630
Gross Amount - Land		641
Gross Amount - Building and Improvements		630
Total Amount on Land and Building Improvements	[2]	1,271
Accumulated Depreciation		$ (38)
Average Depreciable Life	[3]
Pomona [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		CA
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 1,046
Initial Costs - Building and Improvements		3,381
Gross Amount - Land		1,046
Gross Amount - Building and Improvements		3,381
Total Amount on Land and Building Improvements	[2]	4,427
Accumulated Depreciation		$ (134)
Average Depreciable Life	[3]
Riverside [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		CA
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 1,753
Initial Costs - Building and Improvements		3,437
Gross Amount - Land		1,753
Gross Amount - Building and Improvements		3,437
Total Amount on Land and Building Improvements	[2]	5,190
Accumulated Depreciation		$ (152)
Average Depreciable Life	[3]
Salinas [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		CA
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 941
Initial Costs - Building and Improvements		1,558
Gross Amount - Land		941
Gross Amount - Building and Improvements		1,558
Total Amount on Land and Building Improvements	[2]	2,499
Accumulated Depreciation		$ (94)
Average Depreciable Life	[3]
San Bernadino [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		CA
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 581
Initial Costs - Building and Improvements		2,926
Gross Amount - Land		581
Gross Amount - Building and Improvements		2,926
Total Amount on Land and Building Improvements	[2]	3,507
Accumulated Depreciation		$ (144)
Average Depreciable Life	[3]
Santa Barbara [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		CA
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 1,676
Initial Costs - Building and Improvements		2,016
Gross Amount - Land		1,676
Gross Amount - Building and Improvements		2,016
Total Amount on Land and Building Improvements	[2]	3,692
Accumulated Depreciation		$ (102)
Average Depreciable Life	[3]
Santa Maria [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		CA
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 613
Initial Costs - Building and Improvements		2,284
Gross Amount - Land		613
Gross Amount - Building and Improvements		2,284
Total Amount on Land and Building Improvements	[2]	2,897
Accumulated Depreciation		$ (96)
Average Depreciable Life	[3]
Mission Hills [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		CA
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 583
Initial Costs - Building and Improvements		827
Gross Amount - Land		583
Gross Amount - Building and Improvements		827
Total Amount on Land and Building Improvements	[2]	1,410
Accumulated Depreciation		$ (50)
Average Depreciable Life	[3]
Bakersfield Two [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		CA
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 765
Initial Costs - Building and Improvements		1,600
Gross Amount - Land		765
Gross Amount - Building and Improvements		1,600
Total Amount on Land and Building Improvements	[2]	2,365
Accumulated Depreciation		$ (106)
Average Depreciable Life	[3]
Sunnyvale [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		CA
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 2,808
Initial Costs - Building and Improvements		2,860
Gross Amount - Land		2,808
Gross Amount - Building and Improvements		2,860
Total Amount on Land and Building Improvements	[2]	5,668
Accumulated Depreciation		$ (118)
Average Depreciable Life	[3]
Torrance [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		CA
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 882
Initial Costs - Building and Improvements		717
Net Improvements (Retirements) Since Acquisition		33
Gross Amount - Land		882
Gross Amount - Building and Improvements		750
Total Amount on Land and Building Improvements	[2]	1,632
Accumulated Depreciation		$ (52)
Average Depreciable Life	[3]
Ventura [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		CA
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 840
Initial Costs - Building and Improvements		1,870
Gross Amount - Land		840
Gross Amount - Building and Improvements		1,870
Total Amount on Land and Building Improvements	[2]	2,710
Accumulated Depreciation		$ (90)
Average Depreciable Life	[3]
Long Beach One [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		CA
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 346
Initial Costs - Building and Improvements		939
Gross Amount - Land		346
Gross Amount - Building and Improvements		939
Total Amount on Land and Building Improvements	[2]	1,285
Accumulated Depreciation		$ (42)
Average Depreciable Life	[3]
Tampa One [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		FL
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 3,366
Initial Costs - Building and Improvements		10,089
Net Improvements (Retirements) Since Acquisition		44
Gross Amount - Land		3,366
Gross Amount - Building and Improvements		10,133
Total Amount on Land and Building Improvements	[2]	13,499
Accumulated Depreciation		$ (338)
Average Depreciable Life	[3]
Clearwater [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		FL
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 581
Initial Costs - Building and Improvements		2,168
Gross Amount - Land		581
Gross Amount - Building and Improvements		2,168
Total Amount on Land and Building Improvements	[2]	2,749
Accumulated Depreciation		$ (81)
Average Depreciable Life	[3]
Jacksonville [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		FL
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 3,667
Initial Costs - Building and Improvements		26,983
Net Improvements (Retirements) Since Acquisition		162
Gross Amount - Land		3,667
Gross Amount - Building and Improvements		27,145
Total Amount on Land and Building Improvements	[2]	30,812
Accumulated Depreciation		$ (523)
Average Depreciable Life	[3]
Jacksonville One [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		FL
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 2,043
Initial Costs - Building and Improvements		9,695
Net Improvements (Retirements) Since Acquisition		150
Gross Amount - Land		2,043
Gross Amount - Building and Improvements		9,845
Total Amount on Land and Building Improvements	[2]	11,888
Accumulated Depreciation		$ (188)
Average Depreciable Life	[3]
Jacksonville Two [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		FL
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 1,961
Initial Costs - Building and Improvements		9,505
Gross Amount - Land		1,961
Gross Amount - Building and Improvements		9,505
Total Amount on Land and Building Improvements	[2]	11,466
Accumulated Depreciation		$ (202)
Average Depreciable Life	[3]
Jacksonville Three [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		FL
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 3,068
Initial Costs - Building and Improvements		14,503
Gross Amount - Land		3,068
Gross Amount - Building and Improvements		14,503
Total Amount on Land and Building Improvements	[2]	17,571
Accumulated Depreciation		$ (302)
Average Depreciable Life	[3]
Jacksonville Four [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		FL
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 1,896
Initial Costs - Building and Improvements		10,406
Gross Amount - Land		1,896
Gross Amount - Building and Improvements		10,406
Total Amount on Land and Building Improvements	[2]	12,302
Accumulated Depreciation		$ (205)
Average Depreciable Life	[3]
Jacksonville Five [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		FL
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 4,648
Initial Costs - Building and Improvements		25,902
Gross Amount - Land		4,648
Gross Amount - Building and Improvements		25,902
Total Amount on Land and Building Improvements	[2]	30,550
Accumulated Depreciation		$ (575)
Average Depreciable Life	[3]
Jacksonville Six [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		FL
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 2,099
Initial Costs - Building and Improvements		9,646
Gross Amount - Land		2,099
Gross Amount - Building and Improvements		9,646
Total Amount on Land and Building Improvements	[2]	11,745
Accumulated Depreciation		$ (197)
Average Depreciable Life	[3]
Jacksonville Seven [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		FL
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 403
Initial Costs - Building and Improvements		1,099
Gross Amount - Land		403
Gross Amount - Building and Improvements		1,099
Total Amount on Land and Building Improvements	[2]	1,502
Accumulated Depreciation		$ (41)
Average Depreciable Life	[3]
Jacksonville Eight [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		FL
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 27
Initial Costs - Building and Improvements		432
Gross Amount - Land		27
Gross Amount - Building and Improvements		432
Total Amount on Land and Building Improvements	[2]	459
Accumulated Depreciation		$ (9)
Average Depreciable Life	[3]
Jacksonville Nine [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		FL
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 425
Initial Costs - Building and Improvements		1,757
Gross Amount - Land		425
Gross Amount - Building and Improvements		1,757
Total Amount on Land and Building Improvements	[2]	2,182
Accumulated Depreciation		$ (50)
Average Depreciable Life	[3]
Hialeah [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		FL
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 833
Initial Costs - Building and Improvements		769
Gross Amount - Land		833
Gross Amount - Building and Improvements		769
Total Amount on Land and Building Improvements	[2]	1,602
Accumulated Depreciation		$ (57)
Average Depreciable Life	[3]
Port Charlotte [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		FL
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 248
Initial Costs - Building and Improvements		923
Net Improvements (Retirements) Since Acquisition		18
Gross Amount - Land		248
Gross Amount - Building and Improvements		941
Total Amount on Land and Building Improvements	[2]	1,189
Accumulated Depreciation		$ (43)
Average Depreciable Life	[3]
Jacksonville Ten [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		FL
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 444
Initial Costs - Building and Improvements		643
Gross Amount - Land		444
Gross Amount - Building and Improvements		643
Total Amount on Land and Building Improvements	[2]	1,087
Accumulated Depreciation		$ (31)
Average Depreciable Life	[3]
Miami Lakes [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		FL
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 4,991
Initial Costs - Building and Improvements		5,751
Net Improvements (Retirements) Since Acquisition		180
Gross Amount - Land		4,991
Gross Amount - Building and Improvements		5,931
Total Amount on Land and Building Improvements	[2]	10,922
Accumulated Depreciation		$ (157)
Average Depreciable Life	[3]
Tampa Two [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		FL
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 1,215
Initial Costs - Building and Improvements		1,871
Gross Amount - Land		1,215
Gross Amount - Building and Improvements		1,871
Total Amount on Land and Building Improvements	[2]	3,086
Accumulated Depreciation		$ (85)
Average Depreciable Life	[3]
Savannah [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		GA
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 638
Initial Costs - Building and Improvements		2,233
Gross Amount - Land		638
Gross Amount - Building and Improvements		2,233
Total Amount on Land and Building Improvements	[2]	2,871
Accumulated Depreciation		$ (86)
Average Depreciable Life	[3]
Overland Park [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		KS
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 335
Initial Costs - Building and Improvements		1,077
Gross Amount - Land		335
Gross Amount - Building and Improvements		1,077
Total Amount on Land and Building Improvements	[2]	1,412
Accumulated Depreciation		$ (73)
Average Depreciable Life	[3]
Annapolis [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		MD
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 483
Initial Costs - Building and Improvements		2,162
Gross Amount - Land		483
Gross Amount - Building and Improvements		2,162
Total Amount on Land and Building Improvements	[2]	2,645
Accumulated Depreciation		$ (69)
Average Depreciable Life	[3]
Baltimore [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		MD
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 483
Initial Costs - Building and Improvements		1,821
Net Improvements (Retirements) Since Acquisition		147
Gross Amount - Land		483
Gross Amount - Building and Improvements		1,968
Total Amount on Land and Building Improvements	[2]	2,451
Accumulated Depreciation		$ (76)
Average Depreciable Life	[3]
Richland [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		MO
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 143
Initial Costs - Building and Improvements		1,318
Gross Amount - Land		143
Gross Amount - Building and Improvements		1,318
Total Amount on Land and Building Improvements	[2]	1,461
Accumulated Depreciation		$ (42)
Average Depreciable Life	[3]
Springfield [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		MO
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 648
Initial Costs - Building and Improvements		1,178
Gross Amount - Land		648
Gross Amount - Building and Improvements		1,178
Total Amount on Land and Building Improvements	[2]	1,826
Accumulated Depreciation		$ (75)
Average Depreciable Life	[3]
Springfield Two [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		MO
Acquisition Date		Jun. 09, 2014
Initial Costs - Building and Improvements		$ 1,003
Gross Amount - Building and Improvements		1,003
Total Amount on Land and Building Improvements	[2]	1,003
Accumulated Depreciation		$ (71)
Average Depreciable Life	[3]
Albuquerque [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		NM
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 812
Initial Costs - Building and Improvements		1,861
Gross Amount - Land		812
Gross Amount - Building and Improvements		1,861
Total Amount on Land and Building Improvements	[2]	2,673
Accumulated Depreciation		$ (94)
Average Depreciable Life	[3]
Carollton [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		TX
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 543
Initial Costs - Building and Improvements		609
Gross Amount - Land		543
Gross Amount - Building and Improvements		609
Total Amount on Land and Building Improvements	[2]	1,152
Accumulated Depreciation		$ (40)
Average Depreciable Life	[3]
Houston Two [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		TX
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 417
Initial Costs - Building and Improvements		2,542
Gross Amount - Land		417
Gross Amount - Building and Improvements		2,542
Total Amount on Land and Building Improvements	[2]	2,959
Accumulated Depreciation		$ (66)
Average Depreciable Life	[3]
Mission [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		TX
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 315
Initial Costs - Building and Improvements		961
Gross Amount - Land		315
Gross Amount - Building and Improvements		961
Total Amount on Land and Building Improvements	[2]	1,276
Accumulated Depreciation		$ (44)
Average Depreciable Life	[3]
Bellingham [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		WA
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 661
Initial Costs - Building and Improvements		2,344
Gross Amount - Land		661
Gross Amount - Building and Improvements		2,344
Total Amount on Land and Building Improvements	[2]	3,005
Accumulated Depreciation		$ (96)
Average Depreciable Life	[3]
Spokane [Member] | Office/Banking Centers [Member] | Bank of America Portfolio [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		WA
Acquisition Date		Jun. 09, 2014
Initial Costs - Land		$ 477
Initial Costs - Building and Improvements		7,408
Gross Amount - Land		477
Gross Amount - Building and Improvements		7,408
Total Amount on Land and Building Improvements	[2]	7,885
Accumulated Depreciation		$ (351)
Average Depreciable Life	[3]
Hutchins [Member] | Other Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		TX
Acquisition Date		Jun. 27, 2013
Encumbrances	[1]	$ 24,902
Initial Costs - Land		10,867
Initial Costs - Building and Improvements		40,104
Gross Amount - Land		10,867
Gross Amount - Building and Improvements		40,104
Total Amount on Land and Building Improvements	[2]	50,971
Accumulated Depreciation		$ (3,876)
Average Depreciable Life	[3]
Franklin Park [Member] | Other Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		IL
Acquisition Date		Nov. 21, 2013
Initial Costs - Land		$ 4,512
Initial Costs - Building and Improvements		2,457
Gross Amount - Land		4,512
Gross Amount - Building and Improvements		2,457
Total Amount on Land and Building Improvements	[2]	6,969
Accumulated Depreciation		$ (144)
Average Depreciable Life	[3]
Chicago [Member] | Other Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		IL
Acquisition Date		Nov. 22, 2013
Initial Costs - Land		$ 3,070
Initial Costs - Building and Improvements		1,983
Net Improvements (Retirements) Since Acquisition		25
Gross Amount - Land		3,070
Gross Amount - Building and Improvements		2,008
Total Amount on Land and Building Improvements	[2]	5,078
Accumulated Depreciation		$ (158)
Average Depreciable Life	[3]
Medley [Member] | Other Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		FL
Acquisition Date		Aug. 27, 2014
Initial Costs - Land		$ 6,982
Initial Costs - Building and Improvements		583
Gross Amount - Land		6,982
Gross Amount - Building and Improvements		583
Total Amount on Land and Building Improvements	[2]	7,565
Accumulated Depreciation		$ (39)
Average Depreciable Life	[3]
Medley One [Member] | Other Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		FL
Acquisition Date		Aug. 27, 2014
Initial Costs - Land		$ 3,515
Initial Costs - Building and Improvements		1,110
Gross Amount - Land		3,515
Gross Amount - Building and Improvements		1,110
Total Amount on Land and Building Improvements	[2]	4,625
Accumulated Depreciation		$ (37)
Average Depreciable Life	[3]
Medley Two [Member] | Other Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		FL
Acquisition Date		Aug. 27, 2014
Initial Costs - Land		$ 4,169
Initial Costs - Building and Improvements		350
Gross Amount - Land		4,169
Gross Amount - Building and Improvements		350
Total Amount on Land and Building Improvements	[2]	4,519
Accumulated Depreciation		$ (23)
Average Depreciable Life	[3]
Santa Clara [Member] | Other Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
State		CA
Acquisition Date		Sep. 11, 2014
Initial Costs - Land		$ 14,530
Initial Costs - Building and Improvements		1,577
Gross Amount - Land		14,530
Gross Amount - Building and Improvements		1,577
Total Amount on Land and Building Improvements	[2]	16,107
Accumulated Depreciation		$ (28)
Average Depreciable Life	[3]

[1]	Encumbrances represent balances at 12/31/2014 of mortgage notes payable that are collateralized by the property for which they are noted.
[2]	The Company computes depreciation expense using the straight-line method over the shorter of the estimated useful life at acquisition of the capitalized item or 40 years for buildings, five to ten years for building equipment and fixtures, and the lesser of the useful life or the remaining lease term for tenant improvements and leasehold interests.
[3]	The aggregate cost basis of land, building and improvements, before depreciation, for Federal income tax purposes at December 31, 2014 was $1,109,824.